Employee Future Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CAD ($) Employees	Dec. 31, 2018 CAD ($)
Disclosure of defined benefit plans [Line Items]
Curtailment gain (loss)		$ (22,000,000)
Plan assets set aside for non-qualified cash balance plan	$ 0
Assets set aside for plan	$ 0
Canada [member]
Disclosure of defined benefit plans [Line Items]
Number of employees under voluntary exit program | Employees	1,225
U.S. [member]
Disclosure of defined benefit plans [Line Items]
Number of employees under voluntary exit program | Employees	204
Canadian plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018	$ 11,000,000
Return-seeking assets [Member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	27.00%
Return-seeking assets [Member] | Canada [member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	20.00%
Liability-hedging assets [Member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	73.00%
Liability-hedging assets [Member] | Canada [member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	80.00%
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018	$ 77,000,000
Defined contribution pension plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018	80,000,000
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018	$ 12,000,000